Share-Based Compensation - Schedule of Option Activity (Details) - Share Option Activity [Member] - USD ($)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Option Activity [Line Items]
Options Outstanding	32,490,744	32,490,744
Weighted Average Exercise Price Outstanding	$ 0.13	$ 0.13
Weighted Average Remaining Contractual Life Outstanding	5 years 3 months 3 days	5 years 11 months 19 days
Aggregate Intrinsic Value Outstanding	$ 304,071,390	$ 304,071,390
Options Granted		833,889	3,549,705	3,301,855
Weighted Average Exercise Price Granted		$ 0.14
Options Exercised		(21,580,475)
Weighted Average Exercise Price Exercised		$ 0.14
Options Cancelled/forfeited		(580,380)
Weighted Average Exercise Price Cancelled/forfeited		$ 0.14
Options Outstanding		11,163,778	32,490,744
Weighted Average Exercise Price Outstanding		$ 0.14	$ 0.13
Aggregate Intrinsic Value Outstanding		$ 84,588,262	$ 304,071,390
Options Exercisable		8,187,122
Weighted Average Exercise Price Exercisable		$ 0.14
Weighted Average Remaining Contractual Life Exercisable		5 years 3 months
Aggregate Intrinsic Value Exercisable		$ 61,876,911